Note 17 - Commitments and Contingencies - Schedule of Lease Commitments (Details) - Operating Lease, Lease Not yet Commenced [Member] $ in Thousands	Jun. 30, 2025 USD ($)
Within 1 year	$ 56
Total	$ 56